23. Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
23. Quarterly Financial Data (Unaudited)

A summary of financial data for the four quarters of 2012 and 2011 is presented below:

	Quarters in 2012 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,589,896	$5,632,862	$5,782,081	$5,816,492
Interest expense	1,270,927	1,239,156	1,238,391	1,133,845
Provision for loan losses	250,003	249,999	249,999	249,999
Non-interest income	1,354,977	1,533,032	1,530,217	1,770,734
Non-interest expense	4,549,932	4,718,213	4,553,023	5,045,602
Net income	964,849	1,021,192	1,267,351	1,147,298
Earnings per common share	0.19	0.2	0.26	0.23

	Quarters in 2011 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,677,112	$5,740,797	$5,681,164	$5,645,290
Interest expense	1,511,470	1,421,507	1,344,414	1,318,237
Provision for loan losses	187,500	237,500	287,500	287,500
Non-interest income	1,459,469	1,279,195	1,114,448	1,349,057
Non-interest expense	4,349,514	4,386,659	4,252,653	4,544,256
Net income	944,868	871,318	820,624	946,736
Earnings per common share	0.19	0.18	0.17	0.19